Stock-Based Compensation (Details) - 2020 Share Incentive Plan [Member] - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Ordinary shares issued	4,632,449
Contractual term	10 years
Total shares granted		1,486,504	1,486,504
Shares remained available for future awards		3,145,945	3,145,945